RECEIVABLES FROM CUSTOMERS, TRADERS AND CONCESSION HOLDERS	12 Months Ended
Dec. 31, 2021
RECEIVABLES FROM CUSTOMERS, TRADERS AND CONCESSION HOLDERS

8.	RECEIVABLES FROM CUSTOMERS, TRADERS AND CONCESSION HOLDERS

	Balances not yet due	Up to 90 days past due	More than 91 up to 360 days past due	More than 361 days past due	2021	2020

Billed supply	1,765	720	455	470	3,410	3,125
Unbilled supply	930	—	—	—	930	1,145
Other concession holders — wholesale supply	20	30	1	1	52	50
Other concession holders — wholesale supply, unbilled	265	—	—	—	265	260
CCEE (Power Trading Chamber)	72	96	—	1	169	210
Concession Holders — power transport	63	16	13	78	170	161
Concession Holders — power transport, unbilled	319	—	—	—	319	295
(–) Provision for doubtful receivables	(201)	(35)	(88)	(509)	(833)	(712)
	3,233	827	381	41	4,482	4,534

Current assets					4,430	4,373
Non-current assets					52	161

The Company’s exposure to credit risk related to customers and traders is provided in Note 31.

The provision for expected credit losses of accounts receivable is considered to be sufficient to cover any potential losses in the realization of accounts receivable, and the breakdown by type of customers is as follows:

	2021	2020
Residential	221	110
Industrial	185	188
Commercial, services and others	220	190
Rural	34	30
Public authorities	45	83
Public lighting	2	2
Public services	38	35
Charges for use of the network (TUSD)	88	74
	833	712

Considering the pandemic effects on levels of delinquency and the emergence of new factors such as the vaccination progress in the country, mutations of the virus, and changes in government support policy, the Company, taking into account the changes in 2020 and 2021, believes that the current assumptions represent its best estimate, at this moment, for expected losses on doubtful receivables for the year ended on December 31, 2021.

On July 31, 2020 Cemig D filed an application to the tax authority of State of Minas Gerais to offset debts for energy consumption and service owed by the direct and indirect administrations of Minas Gerais State, using amounts of ICMS tax payable, under Article 3 of Minas Gerais State Decree 47,908/2020, which regulated State Law 47,891/2020.  The debts from the State of Minas Gerais that qualify for offset are those past due on June 30, 2019, an amount of R$222. Following ratification by the State Finance Secretary and formalization of the Debt Recognition Agreement, occurred on March 31, 2021, offsetting began in April 2021. Up to December 31 2021, 9 (nine) out of 21 (twenty-one) installments, in the amount of R$11 each were offset, remaining outstanding R$127. The offsetting is expected to occur on monthly basis, in this amount, up to December 2022.

Changes in the provision for expected credit losses of accounts receivable in 2021, 2020 and 2019 are as follows:

Balance at December 31, 2018	751
Additions, net	238
Disposals	(179)
Balance at December 31, 2019	810
Additions, net	146
Disposals	(244)
Balance at December 31, 2020	712
Additions, net (Note 28)	144
Disposals	(23)
Balance at December 31, 2021	833